Document and Entity Information	Apr. 23, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 23, 2024
Entity File Number	001-16197
Entity Registrant Name	PEAPACK-GLADSTONE FINANCIAL CORP
Entity Central Index Key	0001050743
Entity Incorporation, State or Country Code	NJ
Entity Tax Identification Number	22-3537895
Entity Address, Address Line One	500 Hills Drive
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Bedminster
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07921
City Area Code	908
Local Phone Number	234-0700
Title of 12(b) Security	Common
Trading Symbol	PGC
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false